Property and Equipment net	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Property and Equipment net
Property & Equipment, net

8. Property & Equipment, net

Consists of:

May 31, 2025	Cost	Period Amortization	Additions	Accumulated Amortization	Net Balance
Leasehold improvements	$259,981	$-	$-	$(259,981)	$-
Computers	70,781	(1,705)	-	(70,781)	-
Furniture fixtures equipment	31,126	-	-	(31,126)	-
Lab equipment	410,438	(37,510)	24,646	(194,945)	240,139
Total	$772,326	$(39,215)	$24,646	$(556,833)	$240,139

August 31, 2024	Cost	Period Amortization	Additions	Accumulated Amortization	Net Balance
Leasehold improvements	$259,981	$(11,258)	$-	$(259,981)	$-
Computers	70,781	(2,920)	-	(69,076)	1,705
Furniture fixtures equipment	31,126	(1,870)	-	(31,126)	-
Lab equipment	367,423	(26,400)	43,014	(157,433)	253,004
Total	$729,311	$(42,448)	$43,014	$(517,616)	$254,709

Depreciation and amortization for the nine months ended May 31, 2025 and the year ended August 31, 2024 totalled $39,215 and $42,448, respectively, of which $0 and $0 was included in cost of goods sold, respectively.

8. Property & Equipment, net

Property and equipment, net consists of:

Saturday, August 31, 2024	Cost	Period Amortization	Additions	Accumulated Amortization	Net Balance
Leasehold improvements	$259,981	$(11,258)	$-	$(259,981)	$-
Computers	70,781	(2,920)	-	(69,076)	1,705
Furniture fixtures equipment	31,126	(1,870)	-	(31,126)	-
Lab equipment	367,423	(26,400)	43,014	(157,433)	253,004
Total	$729,311	$(42,448)	$43,014	$(517,616)	$254,709

August 31, 2023	Cost	Period Amortization	Additions	Accumulated Amortization	Net Balance
Leasehold improvements	$259,981	$(54,037)	$-	$(248,723)	$11,258
Computers	70,781	(4,732)	-	(66,156)	4,625
Furniture fixtures equipment	31,126	(6,417)	-	(29,257)	1,869
Lab equipment	333,675	(29,986)	33,748	(131,032)	236,391
Total	$695,563	$(95,172)	$33,748	$(475,168)	$254,143

During the years ended August 31, 2024 and August 31, 2023, amortization of $0 and $4,651 was included in cost of goods sold.